Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share capital	Additional paid in capital	Capital reserve due to translation to presentation currency	Capital reserve from hedges	Capital reserve from sharebased payments	Capital reserve from employee benefits	Accumulated deficit	Total
Balance at Dec. 31, 2021	$ 11,725	$ 210,204	$ (3,490)	$ 54	$ 4,643	$ (149)	$ (46,163)	$ 176,824
Net income							(1,828)	(1,828)
Other comprehensive income (loss)				(42)				(42)
Total comprehensive income (loss)				(42)			(1,828)	(1,870)
Exercise and forfeiture of share-based payment into shares	3	65			(65)			3
Cost of share-based payment					193			193
Balance at Mar. 31, 2022	11,728	210,269	(3,490)	12	4,771	(149)	(47,991)	175,150
Balance at Dec. 31, 2021	11,725	210,204	(3,490)	54	4,643	(149)	(46,163)	176,824
Net income							(2,321)	(2,321)
Other comprehensive income (loss)				(142)		497		355
Total comprehensive income (loss)				(142)		497	(2,321)	(1,966)
Exercise and forfeiture of share-based payment into shares	9	291			(291)			9
Cost of share-based payment					1,153			1,153
Balance at Dec. 31, 2022	11,734	210,495	(3,490)	(88)	5,505	348	(48,484)	176,020
Net income							(1,809)	(1,809)
Other comprehensive income (loss)				(11)		191		180
Total comprehensive income (loss)				(11)		191	(1,809)	(1,629)
Exercise and forfeiture of share-based payment into shares	2	170			(170)			2
Cost of share-based payment					415			415
Balance at Mar. 31, 2023	$ 11,736	$ 210,665	$ (3,490)	$ (99)	$ 5,750	$ 539	$ (50,293)	$ 174,808